Other current receivables	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Other current receivables

16 Other current receivables

Other current receivables are analysed as follows:

	31/12/23	31/12/22
VAT	2,091	3,051
Receivables from National Institute for Social Security	4,446	3,823
Receivables for share capital reduction	—	3,337
Other	5,681	6,068
Total	12,218	16,279

The “VAT” receivables include value added taxes and related interest reimbursable to the various companies of the Group. While currently due at the reporting date, the collection of the VAT receivable may extend over a maximum period of up to two years.

The “Receivables from National Institute for Social Security” represent the amounts anticipated by the Company on behalf the governmental institute related to salaries and wages for those workers and employees subject to temporary work force reduction.

The "Receivables for share capital reduction" derives from the reduction of the share capital which was approved by the shareholders of the joint venture Natuzzi Trading Shanghai Co, Ltd. in October 2022 and collected in January 2023.

The “Other” caption primarily includes certain receivables related to green incentives for photovoltaic investment.